SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Interest rate credited	2.45%	2.41%
Value of shares of the Plan sponsor's common stock	$ 22,721,763	$ 19,806,252
Investment in Plan sponsor's common stock as a percentage of total investments	0.30%	0.10%
Excess contributions due to participants	$ 0	$ 0
Globe Life Inc. common stock
EBP, Accounting Policy [Line Items]
Value of shares of the Plan sponsor's common stock	$ 68,851	$ 30,920